UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01090

Nomura Partners Funds, Inc.

(Exact name of Registrant as specified in charter)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Address of principal executive offices) (Zip Code)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Name and address of agent for service)

COPIES TO:

Counsel of the Corporation

Davis Polk & Wardwell LLP

450 Lexington Avenue

New York, NY 10017

Attention: Nora M. Jordan, Esq.

Registrant’s telephone number, including area code: 1-800-535-2726

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)- The Japan Fund

as of December 31, 2012

Common Stocks 99.5%

	Shares	Value ($)
Consumer Discretionary 21.0%
Auto Components 6.4%
Aisan Industry Co. Ltd.	7,800	64,967
Aisin Seiki Co. Ltd.	25,200	785,920
Bridgestone Corp.	164,500	4,264,022
Denso Corp.	42,800	1,489,223
Kasai Kogyo Co. Ltd.	6,000	28,138
Koito Manufacturing Co. Ltd.	28,000	408,314
Musashi Seimitsu Industry Co. Ltd.	3,400	71,480
NHK Spring Co. Ltd.	9,200	75,814
Nifco, Inc.	2,900	64,280
Piolax, Inc.	16,500	379,358
Press Kogyo Co. Ltd.	36,000	164,152
Sanden Corp.	51,000	216,839
Sumitomo Rubber Industries Ltd.	60,900	735,809
Tachi-S Co. Ltd.	10,400	178,356
TS Tech Co. Ltd.	8,200	146,879
Yokohama Rubber Co. Ltd.	20,000	144,759
Yorozu Corp.	15,100	222,508

		9,440,818
Automobiles 7.4%
Daihatsu Motor Co. Ltd.	58,000	1,147,218
Fuji Heavy Industries Ltd.	81,000	1,019,893
Honda Motor Co. Ltd.	80,900	2,981,846
Isuzu Motors Ltd.	176,000	1,048,405
Nissan Motor Co. Ltd.	178,200	1,691,376
Suzuki Motor Corp.	6,200	162,079
Toyota Motor Corp.	61,400	2,865,941

		10,916,758
Distributors 0.2%
Jin Co. Ltd.	4,000	143,408
Paltac Corp.	8,200	93,041

		236,449

	Shares	Value ($)
Hotels, Restaurants & Leisure 1.2%
Doutor Nichires Holdings Co. Ltd.	5,700	74,304
H.I.S. Co. Ltd.	3,400	115,279
Oriental Land Co. Ltd.	11,600	1,401,730
Tosho Co. Ltd.	9,400	129,041

		1,720,354
Household Durables 1.1%
Hajime Construction Co. Ltd.	4,000	148,215
LEC, Inc.	7,300	80,980
Panasonic Corp.	62,000	376,713
Sony Corp.	96,000	1,074,189

		1,680,097
Internet and Catalog Retail 0.6%
ASKUL Corp.	20,900	278,198
Rakuten, Inc.	62,500	487,419
Start Today Co. Ltd.	15,300	141,335

		906,952
Leisure Equipment and Products 0.7%
Shimano, Inc.	6,400	408,079
Tamron Co. Ltd.	4,300	121,798
Yamaha Corp.	39,400	417,280

		947,157
Media 1.1%
CyberAgent, Inc.	126	258,160
Fuji Media Holdings, Inc.	219	331,054
Kadokawa Group Holdings, Inc.	16,900	449,745
Nippon Television Network Corp.	12,200	162,247
SKY Perfect JSAT Holdings, Inc.	810	336,505

		1,537,711
Multiline Retail 0.7%
H2O Retailing Corp.	15,000	139,199
Isetan Mitsukoshi Holdings Ltd.	41,000	399,055

Schedule of Investments (Unaudited)- The Japan Fund

as of December 31, 2012

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)
Matsuya Co. Ltd. *	14,100	142,967
Ryohin Keikaku Co. Ltd.	6,400	357,477

		1,038,698
Specialty Retail 1.6%
AOYAMA Trading Co. Ltd.	7,100	136,404
Arc Land Sakamoto Co. Ltd.	11,600	179,576
Bookoff Corp.	18,300	143,376
DCM Holdings Co. Ltd.	22,300	146,350
Fast Retailing Co. Ltd.	600	152,384
Geo Corp.	60	62,621
Nitori Holdings Co. Ltd.	7,200	527,095
Point, Inc.	4,600	167,738
Shimachu Co. Ltd.	7,100	148,517
Xebio Co. Ltd.	36,200	737,078

		2,401,139

Total Consumer Discretionary		30,826,133
Consumer Staples 6.4%
Beverages 0.1%
Kirin Holdings Co. Ltd.	14,000	164,506

Food and Staples Retailing 3.5%
Arcs Co. Ltd.	6,800	139,277
CREATE SD HOLDINGS Co. Ltd.	1,200	33,909
Heiwado Co. Ltd.	11,500	159,640
Lawson, Inc.	7,700	523,395
Maxvalu Tokai Co. Ltd.	10,800	155,128
Okuwa Co. Ltd.	12,000	150,529
Seven & I Holdings Co. Ltd.	122,700	3,453,385
Sugi Holdings Co. Ltd.	7,100	249,449
Welcia Holdings Co. Ltd.	6,750	234,788

		5,099,500
Food Products 1.1%
Ajinomoto Co., Inc.	78,000	1,032,026

	Shares	Value ($)
Fuji Oil Co. Ltd.	10,000	144,588
Nippon Suisan Kaisha Ltd.	61,000	126,205
Nisshin Oillio Group Ltd.	41,000	151,520
Warabeya Nichiyo Co. Ltd.	7,200	133,252

		1,587,591
Household Products 0.7%
Unicharm Corp.	19,000	989,073

Personal Products NM%
Dr Ci:Labo Co. Ltd.	18	56,168

Tobacco 1.0%
Japan Tobacco, Inc.	51,800	1,460,329

Total Consumer Staples		9,357,167
Energy 0.6%
Energy Equipment and Services 0.2%
Modec, Inc.	15,500	336,267

Oil, Gas and Consumable Fuels 0.4%
INPEX Corp.	31	165,442
Itochu Enex Co. Ltd.	20,700	106,769
Japan Petroleum Exploration Co.	3,500	122,319
JX Holdings, Inc.	32,400	182,484

		577,014

Total Energy		913,281
Financials 15.4%
Capital Markets 0.2%
Daiwa Securities Group, Inc.	34,000	189,369
Monex Group, Inc.	606	152,560

		341,929
Commercial Banks 8.8%
Bank of Kyoto Ltd.	18,000	151,444
Bank of Yokohama Ltd.	79,000	366,704
Chiba Bank Ltd.	32,000	187,221
Keiyo Bank Ltd.	45,000	197,567
Mitsubishi UFJ Financial Group, Inc.	979,500	5,270,826
Mizuho Financial Group, Inc.	631,400	1,155,236

Schedule of Investments (Unaudited)- The Japan Fund

as of December 31, 2012

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Resona Holdings, Inc.	173,400	786,164
Sumitomo Mitsui Financial Group, Inc.	123,000	4,468,470
Sumitomo Mitsui Trust Holdings, Inc.	42,000	147,565
Suruga Bank Ltd.	16,000	196,537

		12,927,734
Consumer Finance 0.2%
Hitachi Capital Corp.	10,100	207,978

Diversified Financial Services 2.0%
Century Tokyo Leasing Corp.	9,400	194,013
Fuyo General Lease Co. Ltd.	21,400	692,549
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,180	179,778
ORIX Corp.	16,520	1,864,098

		2,930,438
Insurance 1.2%
LIFENET INSURANCE Co. *	21,000	179,037
MS&AD Insurance Group Holdings, Inc.	7,900	157,830
Sony Financial Holdings, Inc.	9,800	176,283
Tokio Marine Holdings, Inc.	46,100	1,285,360

		1,798,510
Real Estate Management and Development 3.0%
Daibiru Corp.	23,300	215,915
Mitsui Fudosan Co. Ltd.	10,000	244,311
Sumitomo Realty & Development Co. Ltd.	82,000	2,724,639
Tokyo Tatemono Co. Ltd.	36,000	184,867
Tokyu Land Corp.	138,000	1,008,806

		4,378,538

Total Financials		22,585,127

	Shares	Value ($)
Health Care 3.6%
Health Care Equipment and Supplies 1.1%
Asahi Intecc Co. Ltd.	8,700	333,698
Hitachi Medical Corp.	11,000	157,799
Hogy Medical Co. Ltd.	3,000	142,882
Nihon Kohden Corp.	3,000	90,962
Nikkiso Co. Ltd.	7,000	74,496
Sysmex Corp.	4,500	206,173
Terumo Corp.	15,000	595,999

		1,602,009
Health Care Providers and Services 0.3%
Ship Healthcare Holdings, Inc.	4,000	106,082
Tokai Corp/Gifu	1,300	32,590
Tsukui Corp.	11,400	213,434

		352,106
Health Care Technology NM%
M3, Inc.	32	50,867

Pharmaceuticals 2.2%
Astellas Pharma, Inc.	28,300	1,271,272
Chugai Pharmaceutical Co. Ltd.	47,700	914,173
Kyowa Hakko Kirin Co. Ltd.	48,000	474,027
Nichi-iko Pharmaceutical Co. Ltd.	9,200	178,250
Sawai Pharmaceutical Co. Ltd.	3,300	331,022
Seikagaku Corp.	4,800	51,029
Torii Pharmaceutical Co. Ltd.	2,900	64,277

		3,284,050

Total Health Care		5,289,032
Industrials 27.0%
Air Freight and Logistics 1.0%
Kintetsu World Express, Inc.	5,600	186,938
Yamato Holdings Co. Ltd.	73,200	1,113,044

Schedule of Investments (Unaudited)- The Japan Fund

as of December 31, 2012

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Yusen Logistics Co. Ltd.	17,200	171,716

		1,471,698
Airlines 0.2%
Japan Airlines Co. Ltd. *	6,700	286,774

Building Products 2.0%
Asahi Glass Co. Ltd.	21,000	152,572
Bunka Shutter Co. Ltd.	32,000	148,464
Daikin Industries Ltd.	18,500	635,669
LIXIL Group Corp.	66,300	1,476,430
Nichias Corp.	15,000	81,925
Sanwa Holdings Corp.	84,000	367,827
Takasago Thermal Engineering Co. Ltd.	15,700	123,388
TOTO Ltd.	5,000	37,558

		3,023,833
Commercial Services and Supplies 0.9%
Daiseki Co. Ltd.	6,200	85,653
Park24 Co. Ltd.	5,900	93,045
Sato Holdings Corp.	13,700	221,052
Secom Co. Ltd.	2,900	146,158
Sohgo Security Services Co. Ltd.	43,900	546,356
Toppan Printing Co. Ltd.	32,000	197,161

		1,289,425
Construction and Engineering 1.3%
JGC Corp.	15,000	467,284
Kajima Corp.	68,000	224,591
Kandenko Co. Ltd.	30,000	134,368
Kinden Corp.	22,000	142,649
MIRAIT Holdings Corp.	27,400	247,868
Obayashi Corp.	99,000	557,257
Taisei Corp.	43,000	142,151

		1,916,168

	Shares	Value ($)
Electrical Equipment 4.2%
Mabuchi Motor Co. Ltd.	4,200	179,061
Mitsubishi Electric Corp.	326,000	2,774,731
Nidec Corp.	10,200	596,443
Sumitomo Electric Industries Ltd.	228,000	2,638,463

		6,188,698
Machinery 10.2%
Asahi Diamond Industrial Co. Ltd.	7,400	72,669
Daifuku Co. Ltd.	10,500	67,617
FANUC Corp.	9,000	1,673,675
Fuji Machine Manufacturing Co. Ltd.	8,200	77,156
Glory Ltd.	6,500	150,568
Hino Motors Ltd.	19,000	170,379
Hitachi Zosen Corp.	483,000	675,583
Komatsu Ltd.	30,400	777,920
Komori Corp.	16,200	134,797
Kubota Corp.	191,000	2,193,716
Makino Milling Machine Co. Ltd.	36,000	223,796
Makita Corp.	22,500	1,046,528
Max Co. Ltd.	9,000	109,311
Mitsubishi Heavy Industries Ltd.	1,029,000	4,976,043
Nabtesco Corp.	7,000	154,907
Nippon Sharyo Ltd.	49,000	186,891
Nippon Thompson Co. Ltd.	48,000	213,477
NSK Ltd.	64,000	456,083
Oiles Corp.	16,600	334,480
ShinMaywa Industries Ltd.	51,000	345,304
SMC Corp.	3,900	707,512
Sumitomo Heavy Industries Ltd.	35,000	167,166

		14,915,578
Marine 0.1%
Nippon Yusen K.K.	86,000	202,399

Schedule of Investments (Unaudited)- The Japan Fund

as of December 31, 2012

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Road and Rail 2.9%
East Japan Railway Co.	46,500	3,006,519
Fukuyama Transporting Co. Ltd.	28,000	142,245
Hamakyorex Co. Ltd.	11,400	366,521
Hitachi Transport System Ltd.	11,100	161,307
Nippon Express Co. Ltd.	81,000	334,561
Seino Holdings Co. Ltd.	29,000	183,836
Senko Co. Ltd.	12,000	52,449

		4,247,438
Trading Companies and Distributors 3.9%
Hanwa Co. Ltd.	52,000	203,644
ITOCHU Corp.	35,300	372,622
Marubeni Corp.	54,000	386,969
Mitsubishi Corp.	96,500	1,854,896
Mitsui & Co. Ltd.	116,600	1,744,369
MonotaRO Co. Ltd.	5,400	174,120
Nishio Rent All Co. Ltd.	11,400	158,997
Sumitomo Corp.	41,000	525,529
Toshin Group Co. Ltd.	6,000	167,205
Trusco Nakayama Corp.	6,600	120,638

		5,708,989
Transportation Infrastructure 0.3%
Mitsubishi Logistics Corp.	28,000	401,639

Total Industrials		39,652,639
Information Technology 9.4%
Communications Equipment 0.1%
Hitachi Kokusai Electric, Inc.	31,000	227,022

Computers and Peripherals 0.6%
Fujitsu Ltd.	42,000	176,344
NEC Corp. *	77,000	162,136
Seiko Epson Corp.	12,000	97,884

	Shares	Value ($)
Toshiba Corp.	101,000	399,375

		835,739
Electronic Equipment, Instruments & Components 5.5%
Alps Electric Co. Ltd.	22,800	137,812
Canon Electronics, Inc.	6,400	139,636
Hakuto Co. Ltd.	10,700	98,245
Hamamatsu Photonics K.K.	17,400	627,741
Hitachi High -Technologies Corp.	24,200	500,668
Hitachi Ltd.	598,000	3,519,306
Iriso Electronics Co. Ltd.	4,500	70,723
Keyence Corp.	2,600	717,577
Macnica, Inc.	11,100	218,782
Maruwa Co. Ltd/Aichi	1,800	61,137
Murata Manufacturing Co. Ltd.	3,600	212,324
Nichicon Corp.	17,500	150,133
Nihon Dempa Kogyo Co. Ltd.	8,100	106,064
Panasonic Industrial Devices SUNX Co. Ltd.	31,500	122,394
Siix Corp.	27,500	317,330
Taiyo Yuden Co. Ltd.	16,300	144,252
TDK Corp.	9,300	338,186
Yaskawa Electric Corp.	63,000	607,605

		8,089,915
Internet Software and Services 0.4%
F@N Communications, Inc.	20,100	418,940
Kakaku.com, Inc.	4,000	131,716

		550,656
IT Services 0.4%
CAC Corp.	13,300	104,600
IT Holdings Corp.	25,900	312,849
SCSK Corp.	7,800	122,224

		539,673

Schedule of Investments (Unaudited)- The Japan Fund

as of December 31, 2012

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Office Electronics 1.4%
Canon, Inc.	43,600	1,710,087
Ricoh Co. Ltd.	14,000	148,735
Toshiba TEC Corp.	29,000	146,747

		2,005,569
Semiconductors and Semiconductor Equipment 0.1%
Mimasu Semiconductor Industry Co. Ltd.	10,000	81,722

Software 0.9%
Capcom Co. Ltd.	7,100	108,435
DTS Corp.	6,200	75,643
Nintendo Co. Ltd.	7,100	757,572
OBIC Business Consultants Co. Ltd.	2,750	154,536
Square Enix Holdings Co. Ltd.	23,700	299,476

		1,395,662

Total Information Technology		13,725,958
Materials 11.0%
Chemicals 7.6%
ADEKA Corp.	58,100	501,186
Arakawa Chemical Industries Ltd.	12,800	97,331
C Uyemura & Co. Ltd.	3,400	107,595
Daicel Corp.	144,000	952,803
Hitachi Chemical Co. Ltd.	28,800	429,267
JSP Corp.	14,100	194,816
JSR Corp.	22,000	415,622
Kansai Paint Co. Ltd.	28,000	301,569
Kuraray Co. Ltd.	116,900	1,530,510
KUREHA Corp.	63,000	227,347
LINTEC Corp.	5,600	104,488
Mitsubishi Chemical Holdings Corp.	41,000	204,516

	Shares	Value ($)
Mitsubishi Gas Chemical Co., Inc.	67,000	410,518
Nippon Shokubai Co. Ltd.	35,000	356,835
Sakai Chemical Industry Co. Ltd.	68,000	204,948
Shin-Etsu Chemical Co. Ltd.	31,500	1,924,003
Showa Denko K.K.	371,000	567,285
Sumitomo Chemical Co. Ltd.	60,000	189,302
Taiyo Nippon Sanso Corp.	62,000	354,177
Tokai Carbon Co. Ltd.	26,000	109,145
Toray Industries, Inc.	148,000	902,470
Toyo Ink SC Holdings Co. Ltd.	76,000	325,986
Ube Industries Ltd.	339,000	815,244

		11,226,963
Containers and Packaging 0.1%
FP Corp.	2,400	159,421

Metals and Mining 2.9%
Asahi Holdings, Inc.	11,000	186,100
Chubu Steel Plate Co. Ltd.	31,700	123,419
Dowa Holdings Co. Ltd.	67,000	434,048
Furukawa-Sky Aluminum Corp.	21,000	59,962
Hitachi Metals Ltd.	14,000	118,391
JFE Holdings, Inc.	8,500	160,249
Kyoei Steel Ltd.	8,800	167,249
Nippon Steel & Sumitomo Metal Corp.	236,000	580,510
Nisshin Steel Holdings Co. Ltd. *	20,300	186,731
Osaka Steel Co. Ltd.	19,700	365,201
Sumitomo Metal Mining Co. Ltd.	93,000	1,312,365
Toho Zinc Co. Ltd.	43,000	189,117
Yamato Kogyo Co. Ltd.	11,200	327,838

		4,211,180
Paper and Forest Products 0.4%
Oji Holdings Corp.	178,000	614,697

Schedule of Investments (Unaudited)- The Japan Fund

as of December 31, 2012

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Total Materials		16,212,261
Telecommunication Services 4.6%
Diversified Telecommunication Services 2.3%
Nippon Telegraph and Telephone Corp.	81,400	3,419,307

Wireless Telecommunication Services 2.3%
KDDI Corp.	7,600	536,826
NTT DoCoMo, Inc.	1,332	1,912,950
Okinawa Cellular Telephone Co.	6,700	142,191
Softbank Corp.	18,700	684,265

		3,276,232

Total Telecommunication Services		6,695,539
Utilities 0.5%
Gas Utilities 0.5%
Tokyo Gas Co. Ltd.	148,000	676,649

Total Utilities		676,649

Total Common Stocks (Cost $120,742,641)		145,933,786

Total Investments 99.5% (Cost $120,742,641)		145,933,786

Other Assets less Liabilities 0.5%		801,119

Net Assets 100.0%		146,734,905

*	Non-income producing security

NM — Not Material less than 0.05%.

Schedule of Investments (Unaudited)- The Japan Fund

as of December 31, 2012

VALUATION INPUTS
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$145,933,786	$—	$145,933,786

Total Investments	$—	$145,933,786	$—	$145,933,786

There were no transfers between Level 1, 2, or 3 as of December 31, 2012, based upon the valuation input levels assigned to securities on September 30, 2012.

Schedule of Investments (Unaudited)- Asia Pacific ex Japan Fund

as of December 31, 2012

Common Stocks 85.5%

	Shares	Value ($)
Australia 3.3%
Metals & Mining 3.3%
Regis Resources Ltd. *	56,014	302,367

Total Australia		302,367
China 10.0%
Automobiles 1.0%
Geely Automobile Holdings Ltd.	190,000	90,627

Computers and Peripherals 0.6%
Lenovo Group Ltd.	62,000	56,680

Internet Software and Services 3.7%
Tencent Holdings Ltd.	10,400	337,651

Personal Products 2.5%
Hengan International Group Co. Ltd.	25,000	225,476

Real Estate Management and Development 0.8%
China Overseas Land & Investment Ltd.	24,000	72,700

Specialty Retail 1.4%
Belle International Holdings Ltd.	55,000	121,463

Total China		904,597
Hong Kong 12.9%
Commercial Banks 3.6%
BOC Hong Kong Holdings Ltd.	103,000	323,140

Hotels, Restaurants & Leisure 2.3%
SJM Holdings Ltd.	90,000	211,793

Real Estate Investment Trusts (REITs) 2.6%
Link	46,838	234,560

Real Estate Management and Development 4.3%
New World Development Co. Ltd.	91,000	143,053
Sun Hung Kai Properties Ltd.	16,036	242,867

		385,920

	Shares	Value ($)
Specialty Retail 0.1%
Luk Fook Holdings International Ltd.	4,000	12,836

Total Hong Kong		1,168,249
India 4.4%
Commercial Banks 2.2%
ICICI Bank Ltd., ADR	4,500	196,245

Construction and Engineering 2.2%
Larsen & Toubro Ltd., GDR, Reg - S Shares	6,960	202,884

Total India		399,129
Indonesia 7.5%
Automobiles 1.9%
Astra International Tbk PT	217,500	172,083

Commercial Banks 1.2%
Bank Mandiri Persero Tbk PT	135,500	114,589

Construction Materials 1.4%
Indocement Tunggal Prakarsa Tbk PT	56,500	131,998

Oil, Gas and Consumable Fuels 0.7%
Adaro Energy Tbk PT	392,000	64,901

Real Estate Management and Development 0.1%
Ciputra Development Tbk PT	100,000	8,271

Specialty Retail 0.5%
Indomobil Sukses Internasional Tbk PT	81,500	44,943

Tobacco 0.6%
Gudang Garam Tbk PT	9,000	52,735

Trading Companies and Distributors 1.1%
AKR Corporindo Tbk PT	224,000	96,770

Total Indonesia		686,290
Korea, Republic of 17.9%
Auto Components 3.5%
Hyundai Mobis	1,168	316,793

Schedule of Investments (Unaudited)- Asia Pacific ex Japan Fund

as of December 31, 2012

Common Stocks (continued)

	Shares	Value ($)
Korea, Republic of (continued)
Construction and Engineering 1.1%
Samsung Engineering Co. Ltd.	676	105,350

Machinery 1.0%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,540	90,824

Semiconductors and Semiconductor Equipment 11.6%
Samsung Electronics Co. Ltd.	583	834,404
SK Hynix Inc. *	9,120	221,261

		1,055,665
Software 0.7%
NCSoft Corp.	434	61,468

Total Korea, Republic of		1,630,100
Philippines 9.2%
Chemicals 0.6%
D&L Industries, Inc. *	533,890	57,208

Commercial Banks 1.8%
Metropolitan Bank & Trust	66,064	164,655

Diversified Financial Services 0.5%
Ayala Corp.	3,310	41,642

Industrial Conglomerates 3.7%
Alliance Global Group, Inc.	226,900	92,729
DMCI Holdings, Inc.	184,970	242,825

		335,554
Real Estate Management and Development 1.8%
Ayala Land, Inc.	255,400	165,021

Transportation Infrastructure 0.8%
International Container Terminal Services, Inc.	39,430	71,154

Total Philippines		835,234

	Shares	Value ($)
Singapore 1.0%
Hotels, Restaurants & Leisure 1.0%
Overseas Union Enterprise Ltd.	40,000	91,603

Total Singapore		91,603
Taiwan 9.4%
Capital Markets 1.7%
Yuanta Financial Holding Co. Ltd.	291,842	151,009

Electronic Equipment, Instruments & Components 0.9%
HON HAI Precision Industry Co. Ltd.	28,320	87,302

Hotels, Restaurants & Leisure 1.4%
Formosa International Hotels Corp.	9,240	124,530

Leisure Equipment and Products 2.1%
Giant Manufacturing Co. Ltd.	32,718	188,203

Semiconductors and Semiconductor Equipment 3.3%
Kinsus Interconnect Technology Corp.	26,000	81,850
Radiant Opto-Electronics Corp.	53,540	222,028

		303,878

Total Taiwan		854,922
Thailand 9.9%
Building Products 0.4%
Dynasty Ceramic PCL	23,000	34,211

Chemicals 2.3%
PTT Global Chemical PCL	91,065	208,387

Commercial Banks 0.9%
Thanachart Capital PCL	66,400	81,942

Diversified Telecommunication Services 1.3%
Jasmine International PCL	690,300	121,857

Food and Staples Retailing 2.2%
CP ALL PCL	135,200	203,308

Schedule of Investments (Unaudited)- Asia Pacific ex Japan Fund

as of December 31, 2012

Common Stocks (continued)

	Shares	Value ($)
Thailand (continued)
Multiline Retail 2.3%
Robinson Department Store PCL	96,700	210,217

Real Estate Management and Development 0.5%
Ananda Development PCL *	331,900	41,664

Total Thailand		901,586

Total Common Stocks (Cost $5,457,392)		7,774,077

Participatory Notes 9.2%
India 9.2%
Automobiles 1.2%
Maruti Suzuki India Ltd., Issued by Deutsche Bank AG London, maturity date 02/11/21, 144A	4,172	113,037

Commercial Banks 1.5%
HDFC Bank Ltd., Issued by Merrill Lynch International & Co., maturity date 05/26/15, 144A	10,854	133,931

Diversified Financial Services 0.8%
IDFC Ltd., Issued by Deutsche Bank AG London, maturity date 02/21/18, 144A	22,714	70,750

IT Services 0.8%
Tata Consultancy Services Ltd., Issued by JPMorgan International, maturity date 02/07/17, 144A	3,195	73,395

Thrifts and Mortgage Finance 2.7%
Housing Development Finance Corp., Issued by Merrill Lynch International & Co., maturity date 08/19/15, 144A	16,367	246,674

	Shares	Value ($)
Tobacco 2.2%
ITC Ltd., Issued by JPMorgan International, maturity date 02/16/17, 144A	37,551	196,992

Total India		834,779

Total Participatory Notes (Cost $787,796)		834,779

Short-Term Investment 4.4%
United States 4.4%
State Street Institutional Liquid Reserve, 0.18% (a)	404,811	404,811

Total Short-Term Investment (Cost $404,811)		404,811

Total Investments 99.1% (Cost $6,649,999)		9,013,667

Other Assets less Liabilities 0.9%		79,301

Net Assets 100.0%		9,092,968

(a)	Yield as of December 31, 2012.
*	Non-income producing security.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the value of these securities amounted to $834,779 or 9.2% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

Schedule of Investments (Unaudited)- Asia Pacific ex Japan Fund

as of December 31, 2012

VALUATION INPUTS
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$399,129	$7,374,948	$—	$7,774,077
Participatory Notes	—	834,779	—	834,779
Short-Term Investment	—	404,811	—	404,811

Total Investments	$399,129	$8,614,538	$—	$9,013,667

There were no transfers between Level 1, 2, or 3 as of December 31, 2012, based upon the valuation input levels assigned to securities on September 30, 2012.

Schedule of Investments (Unaudited)- India Fund

as of December 31, 2012

Common Stocks 98.0%

	Shares	Value ($)
Consumer Discretionary 3.3%
Automobiles 3.3%
Maruti Suzuki India Ltd.	8,404	230,457
Tata Motors Ltd.	20,822	119,399

Total Consumer Discretionary		349,856
Consumer Staples 11.2%
Beverages 1.5%
United Spirits Ltd.	4,507	156,230

Food Products 1.6%
McLeod Russel India Ltd.	26,000	165,290

Personal Products 0.5%
Emami Ltd.	4,732	52,153

Tobacco 7.6%
ITC Ltd.	152,054	795,449

Total Consumer Staples		1,169,122
Energy 7.1%
Oil, Gas and Consumable Fuels 7.1%
Bharat Petroleum Corp. Ltd.	38,415	250,456
Reliance Industries Ltd.	32,164	496,841

Total Energy		747,297
Financials 40.5%
Commercial Banks 23.9%
Axis Bank Ltd.	8,815	219,815
HDFC Bank Ltd.	109,570	1,360,071
ICICI Bank Ltd.	34,150	719,171
Yes Bank Ltd.	24,024	203,690

		2,502,747
Consumer Finance 1.0%
Bajaj Finance Ltd.	4,305	105,912

Diversified Financial Services 4.3%
Infrastructure Development Finance Co. Ltd.	143,113	450,326

	Shares	Value ($)
Real Estate Management and Development 2.5%
Prestige Estates Projects Ltd.	79,557	261,247

Thrifts and Mortgage Finance 8.8%
Housing Development Finance Corp. Ltd.	60,783	926,218

Total Financials		4,246,450
Health Care 5.9%
Pharmaceuticals 5.9%
Dr. Reddy’s Laboratories Ltd.	6,241	208,356
Glenmark Pharmaceuticals Ltd.	13,269	128,947
Ipca Laboratories Ltd.	18,597	176,910
Lupin Ltd.	9,359	105,322

Total Health Care		619,535
Industrials 10.4%
Construction and Engineering 8.2%
Larsen & Toubro Ltd.	16,881	500,685
Sadbhav Engineering Ltd.	144,423	360,439

		861,124
Industrial Conglomerates 2.2%
Jaiprakash Associates Ltd.	127,220	229,334

Total Industrials		1,090,458
Information Technology 7.1%
IT Services 7.1%
HCL Technologies Ltd.	46,354	524,076
Tata Consultancy Services Ltd.	9,766	224,087

Total Information Technology		748,163
Materials 12.5%
Chemicals 1.9%
Asian Paints Ltd.	1,340	109,115

Schedule of Investments (Unaudited)- India Fund

as of December 31, 2012

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Godrej Industries Ltd.	15,113	85,351

		194,466
Construction Materials 4.9%
ACC Ltd.	11,441	300,113
Ambuja Cements Ltd.	58,626	216,259

		516,372
Metals and Mining 5.7%
Hindalco Industries Ltd.	92,767	223,134
Sterlite Industries India Ltd.	176,009	375,362

		598,496

Total Materials		1,309,334

Total Common Stocks (Cost $8,676,883)		10,280,215

Short-Term Investment 0.9%
State Street Institutional Liquid Reserve, 0.18% (a)	92,013	92,013

Total Short-Term Investment (Cost $92,013)		92,013

Total Investments 98.9% (Cost $8,768,896)		10,372,228

Other Assets less Liabilities 1.1%		113,234

Net Assets 100.0%		10,485,462

(a)	Yield as of December 31, 2012.

Schedule of Investments (Unaudited)- India Fund

as of December 31, 2012

VALUATION INPUTS
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$10,280,215	$—	$10,280,215
Short-Term Investment	—	92,013	—	92,013

Total Investments	$—	$10,372,228	$—	$10,372,228

There were no transfers between Level 1, 2, or 3 as of December 31, 2012, based upon the valuation input levels assigned to securities on September 30, 2012.

Schedule of Investments (Unaudited)- Greater China Fund

as of December 31, 2012

Common Stocks 98.5%

	Shares	Value ($)
China 50.3%
Airlines 0.8%
Air China Ltd. - H Shares	102,000	87,152
Automobiles 1.4%
Brilliance China Automotive Holdings Ltd. *	16,000	20,086
Dongfeng Motor Group Co. Ltd. - H Shares	26,000	40,943
Geely Automobile Holdings Ltd.	170,000	81,087

		142,116
Capital Markets 1.2%
Haitong Securities Co. Ltd. *	75,200	130,683

Commercial Banks 12.4%
Agricultural Bank of China Ltd. - H Shares	62,000	31,259
Bank of China Ltd. - H Shares	598,800	272,644
Bank of Communications Co. Ltd. - H Shares	143,000	109,081
China Construction Bank Corp. - H Shares	555,790	452,971
China Minsheng Banking Corp. Ltd. - H Shares	33,000	38,972
Industrial & Commercial Bank of China Ltd. - H Shares	544,000	392,315

		1,297,242
Construction and Engineering 1.6%
China Communications Construction Co. Ltd. - H Shares	71,000	69,627
China Railway Construction Corp. Ltd. - H Shares	84,000	96,606

		166,233
Construction Materials 1.5%
Anhui Conch Cement Co. Ltd. - H Shares	33,500	124,640

	Shares	Value ($)
China Resources Cement Holdings Ltd.	52,000	35,029

		159,669
Diversified Telecommunication Services 0.7%
China Communication Services Corp. Ltd. - H Shares	64,400	37,501
China Telecom Corp. Ltd. - H Shares	62,000	34,736

		72,237
Electronic Equipment, Instruments & Components 0.4%
Kingboard Chemical Holdings Ltd.	13,000	46,807

Energy Equipment and Services 0.5%
China Oilfield Services Ltd. - H Shares	24,000	49,635

Food Products 0.2%
Tingyi Cayman Islands Holding Corp.	6,000	16,708

Household Durables 0.5%
Haier Electronics Group Co. Ltd. *	34,000	50,168

Independent Power Producers and Energy Traders 1.9%
China Power International Development Ltd.	101,000	31,946
China Resources Power Holdings Co. Ltd.	40,000	102,352
Huaneng Power International, Inc. - H Shares	68,000	62,836

		197,134
Insurance 4.2%
China Life Insurance Co. Ltd. - H Shares	70,000	231,327
China Pacific Insurance Group Co. Ltd. - H Shares	46,600	174,772

Schedule of Investments (Unaudited)- Greater China Fund

as of December 31, 2012

Common Stocks (continued)

	Shares	Value ($)
China (continued)
Ping An Insurance Group Co.	4,500	38,293

		444,392
Internet Software and Services 2.0%
Tencent Holdings Ltd.	6,300	204,539

Machinery 1.5%
CIMC Enric Holdings Ltd.	108,000	97,237
Zoomlion Heavy Industry Science and Technology Co. Ltd.	38,400	57,969

		155,206
Marine 0.8%
China Shipping Container Lines Co. Ltd. - H Shares *	150,000	44,127
China Shipping Development Co. Ltd. - H Shares	62,000	36,417

		80,544
Metals and Mining 0.9%
Angang Steel Co. Ltd. - H Shares *	86,000	65,308
Zhaojin Mining Industry Co. Ltd.	18,500	29,309

		94,617
Multiline Retail 0.2%
Golden Eagle Retail Group Ltd.	8,000	19,964

Oil, Gas and Consumable Fuels 8.0%
China Petroleum & Chemical Corp. - H Shares	98,000	112,515
China Shenhua Energy Co. Ltd. - H Shares	21,500	96,060
CNOOC Ltd.	130,000	285,448
Kunlun Energy Co. Ltd.	58,000	121,610
PetroChina Co. Ltd. - H Shares	156,000	223,246

		838,879
Pharmaceuticals 0.5%
China Shineway Pharmaceutical Group Ltd.	31,000	52,437

	Shares	Value ($)
Real Estate Management and Development 2.7%
Agile Property Holdings Ltd.	20,000	28,632
China Overseas Land & Investment Ltd.	32,000	96,933
Guangzhou R&F Properties Co. Ltd. - H Shares	67,200	113,493
Sino-Ocean Land Holdings Ltd.	61,000	46,808

		285,866
Specialty Retail 1.1%
Baoxin Auto Group Ltd. *	24,500	20,300
Belle International Holdings Ltd.	43,000	94,962

		115,262
Transportation Infrastructure 1.1%
China Merchants Holdings International Co. Ltd.	6,000	19,539
Cosco Pacific Ltd.	40,000	58,042
Zhejiang Expressway Co. Ltd. - H Shares	44,000	35,075

		112,656
Wireless Telecommunication Services 4.2%
China Mobile Ltd.	38,000	445,126

Total China		5,265,272
Hong Kong 23.6%
Airlines 0.6%
Cathay Pacific Airways Ltd.	32,000	59,492

Capital Markets 0.3%
China Everbright Ltd.	16,000	31,450

Chemicals 0.2%
China BlueChemical Ltd. - H Shares	28,000	18,805

Commercial Banks 0.7%
BOC Hong Kong Holdings Ltd.	23,500	73,726

Schedule of Investments (Unaudited)- Greater China Fund

as of December 31, 2012

Common Stocks (continued)

	Shares	Value ($)
Hong Kong (continued)
Distributors 0.6%
Li & Fung Ltd.	36,000	64,863
Diversified Financial Services 1.6%
First Pacific Co. Ltd.	16,000	17,727
Hong Kong Exchanges & Clearing Ltd.	8,600	148,156

		165,883
Diversified Telecommunication Services 0.5%
China Unicom Hong Kong Ltd.	30,000	48,567
HKT Trust / HKT Ltd.	3,869	3,797

		52,364
Electric Utilities 1.3%
CLP Holdings Ltd.	4,500	37,875
Power Assets Holdings Ltd.	11,000	94,414

		132,289
Electrical Equipment 0.1%
Zhuzhou CSR Times Electric Co. Ltd. - H Shares	4,000	15,104

Energy Equipment and Services 0.3%
Anton Oilfield Services Group/Hong Kong	52,000	27,713

Food Products 0.1%
China Foods Ltd.	16,000	14,829

Hotels, Restaurants & Leisure 1.9%
Galaxy Entertainment Group Ltd. *	26,000	103,539
Sands China Ltd.	15,600	69,981
SJM Holdings Ltd.	12,000	28,239

		201,759
Household Durables 0.4%
Skyworth Digital Holdings Ltd.	76,000	39,357

Industrial Conglomerates 0.6%
Hutchison Whampoa Ltd.	4,000	42,433

	Shares	Value ($)
Shun Tak Holdings Ltd.	46,000	25,286

		67,719
Insurance 2.2%
AIA Group Ltd.	56,800	226,373

Personal Products 0.7%
Hengan International Group Co. Ltd.	8,000	72,152

Real Estate Investment Trusts (REITs) 1.0%
Link	21,000	105,166

Real Estate Management and Development 8.7%
Cheung Kong Holdings Ltd.	16,000	247,662
Hang Lung Properties Ltd.	27,000	108,257
Henderson Land Development Co. Ltd.	19,000	135,346
Hongkong Land Holdings Ltd.	3,000	21,098
New World Development Co. Ltd.	22,000	34,584
Sun Hung Kai Properties Ltd.	11,079	167,793
Swire Pacific Ltd. - A Shares	7,000	86,988
Wharf Holdings Ltd.	10,000	79,189
Wheelock & Co. Ltd.	6,000	30,455

		911,372
Specialty Retail 0.9%
Chow Tai Fook Jewellery Group Ltd.	56,600	92,287

Textiles, Apparel and Luxury Goods 0.9%
Texwinca Holdings Ltd.	32,000	30,562
Xtep International Holdings Ltd.	157,000	67,941

		98,503

Total Hong Kong		2,471,206
Taiwan 24.6%
Capital Markets 2.1%
Yuanta Financial Holding Co. Ltd.	425,711	220,277

Schedule of Investments (Unaudited)- Greater China Fund

as of December 31, 2012

Common Stocks (continued)

	Shares	Value ($)
Taiwan (continued)
Chemicals 1.3%
Taiwan Fertilizer Co. Ltd.	51,000	135,544

Computers and Peripherals 1.1%
Quanta Computer, Inc.	47,000	111,110

Construction and Engineering 0.8%
CTCI Corp.	44,000	87,131

Electronic Equipment, Instruments & Components 3.7%
HON HAI Precision Industry Co. Ltd.	95,380	294,027
WPG Holdings Co. Ltd.	72,736	95,685

		389,712
Health Care Equipment and Supplies 1.0%
St Shine Optical Co. Ltd.	7,000	106,535

Hotels, Restaurants & Leisure 1.2%
Formosa International Hotels Corp.	9,520	128,304

Insurance 1.4%
China Life Insurance Co. Ltd *	161,615	148,268

Leisure Equipment and Products 1.7%
Giant Manufacturing Co. Ltd.	30,520	175,560

Multiline Retail 0.3%
Poya Co. Ltd.	11,000	28,658

Real Estate Management and Development 1.0%
Prince Housing & Development Corp.	140,283	101,286

Semiconductors and Semiconductor Equipment 8.1%
Kinsus Interconnect Technology Corp.	29,000	91,295
Radiant Opto-Electronics Corp.	39,822	165,140
Taiwan Semiconductor Manufacturing Co. Ltd.	176,629	591,161

		847,596

	Shares	Value ($)
Wireless Telecommunication Services 0.9%
Far EasTone Telecommunications Co. Ltd.	39,000	99,647

Total Taiwan		2,579,628

Total Common Stocks (Cost $8,567,024)		10,316,106
Short-Term Investment 0.9%
United States 0.9%
State Street Institutional Liquid Reserve, 0.18% (a)	96,685	96,685

Total Short-Term Investment (Cost $96,685)		96,685

Total Investments 99.4% (Cost $8,663,709)		10,412,791

Other Assets less Liabilities 0.6%		61,788

Net Assets 100.0%		10,474,579

*	Non-income producing security.
(a)	Yield as of December 31, 2012.

Schedule of Investments (Unaudited)- Greater China Fund

as of December 31, 2012

VALUATION INPUTS
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$10,316,106	$—	$10,316,106
Short-Term Investment	—	96,685	—	96,685

Total Investments	$—	$10,412,791	$—	$10,412,791

There were no transfers between Level 1, 2, or 3 as of December 31, 2012, based upon the valuation input levels assigned to securities on September 30, 2012.

Schedule of Investments (Unaudited)- Global Equity Income Fund

as of December 31, 2012

Common Stocks 97.2%

	Shares	Value ($)
Australia 5.6%
Beverages 0.5%
Coca-Cola Amatil Ltd.	3,210	45,130

Commercial Banks 0.9%
Westpac Banking Corp.	2,940	80,375

Diversified Telecommunication Services 0.7%
Telstra Corp. Ltd.	13,353	60,830

Health Care Equipment and Supplies 0.3%
Cochlear Ltd.	314	25,977

Metals and Mining 1.5%
BHP Billiton Ltd.	3,153	123,134

Real Estate Investment Trusts (REITs) 1.7%
Stockland	2,382	8,782
Westfield Group	7,473	82,460
Westfield Retail Trust	15,764	49,614

		140,856

Total Australia		476,302
Brazil 1.7%
Beverages 0.2%
Cia de Bebidas das Americas, ADR	400	16,796

Diversified Telecommunication Services 0.4%
Telefonica Brasil S.A., ADR	1,500	36,090

Electric Utilities 0.2%
Light S.A.	1,500	16,463

Metals and Mining 0.9%
Vale S.A., ADR	3,400	71,264

Total Brazil		140,613
Canada 1.7%
Commercial Banks 1.1%
Bank of Nova Scotia	1,626	93,928

Oil, Gas and Consumable Fuels 0.6%
Crescent Point Energy Corp.	1,200	45,384

Total Canada		139,312

	Shares	Value ($)
China 1.4%
Commercial Banks 0.8%
Industrial & Commercial Bank of China Ltd. - H Shares	96,000	69,232

Wireless Telecommunication Services 0.6%
China Mobile Ltd.	4,000	46,856

Total China		116,088
France 4.6%
Electrical Equipment 0.5%
Legrand S.A.	1,097	46,301

Insurance 0.7%
SCOR SE	2,034	54,846

Oil, Gas and Consumable Fuels 2.1%
Total S.A.	3,426	177,321

Pharmaceuticals 1.3%
Sanofi	1,111	105,362

Total France		383,830
Germany 1.8%
Automobiles 0.8%
Daimler AG	1,297	70,874

Chemicals 0.5%
BASF SE	403	37,879

Diversified Telecommunication Services 0.2%
Deutsche Telekom AG	1,661	18,871

Industrial Conglomerates 0.3%
Siemens AG	231	25,107

Total Germany		152,731
Hong Kong 1.0%
Communications Equipment 0.7%
VTech Holdings Ltd.	5,100	57,303

Hotels, Restaurants & Leisure 0.3%
Sands China Ltd.	6,800	30,504

Total Hong Kong		87,807

Schedule of Investments (Unaudited)- Global Equity Income Fund

as of December 31, 2012

Common Stocks (continued)

	Shares	Value ($)
Ireland 0.7%
Construction Materials 0.7%
CRH PLC	2,677	55,550

Total Ireland		55,550
Israel 1.4%
Chemicals 0.7%
Israel Chemicals Ltd.	5,001	60,289

Pharmaceuticals 0.7%
Teva Pharmaceutical Industries Ltd., ADR	1,500	56,010

Total Israel		116,299
Italy 0.9%
Electric Utilities 0.5%
Terna - Rete Elettrica Nazionale SpA	10,734	42,987

Gas Utilities 0.4%
Snam SpA	7,953	36,982

Total Italy		79,969
Japan 5.1%
Building Products 0.3%
Asahi Glass Co. Ltd.	3,000	21,796

Chemicals 0.6%
Shin-Etsu Chemical Co. Ltd.	900	54,972

Commercial Banks 0.3%
Mitsubishi UFJ Financial Group, Inc.	4,700	25,291

Commercial Services and Supplies 0.5%
Secom Co. Ltd.	800	40,319

Diversified Consumer Services 0.4%
Benesse Holdings, Inc.	800	33,159

Food and Staples Retailing 0.2%
Lawson, Inc.	300	20,392

Metals and Mining 0.3%
Sumitomo Metal Mining Co. Ltd.	2,000	28,223

	Shares	Value ($)
Office Electronics 0.6%
Canon, Inc.	1,300	50,989

Pharmaceuticals 0.5%
Tsumura & Co.	1,400	42,192

Software 0.4%
Trend Micro, Inc.	1,000	30,179

Trading Companies and Distributors 0.5%
Mitsubishi Corp.	2,200	42,288

Wireless Telecommunication Services 0.5%
NTT DoCoMo, Inc.	27	38,776

Total Japan		428,576
Malaysia 0.8%
Commercial Banks 0.3%
Malayan Banking Bhd	8,000	24,072

Wireless Telecommunication Services 0.5%
Axiata Group Bhd	22,100	47,754

Total Malaysia		71,826
Mexico 1.5%
Household Products 0.9%
Kimberly-Clark de Mexico SAB de C.V. - A Shares	28,600	73,456

Metals and Mining 0.6%
Grupo Mexico SAB de C.V. - Series B	14,928	53,851

Total Mexico		127,307
Netherlands 2.4%
Chemicals 1.0%
Koninklijke DSM NV	1,330	80,112

Oil, Gas and Consumable Fuels 1.4%
Royal Dutch Shell PLC - B Shares	3,374	119,414

Total Netherlands		199,526
Singapore 1.9%
Industrial Conglomerates 1.4%
Keppel Corp. Ltd.	13,300	120,850

Schedule of Investments (Unaudited)- Global Equity Income Fund

as of December 31, 2012

Common Stocks (continued)

	Shares	Value ($)
Singapore (continued)
Wireless Telecommunication Services 0.5%
StarHub Ltd.	12,000	37,471

Total Singapore		158,321
Sweden 0.8%
Machinery 0.8%
Atlas Copco AB - B Shares	1,367	33,538
Sandvik AB	2,166	34,813

Total Sweden		68,351
Switzerland 6.0%
Diversified Telecommunication Services 0.5%
Swisscom AG	98	42,267

Electrical Equipment 0.6%
ABB Ltd.	2,282	47,383

Food Products 1.1%
Nestle S.A.	1,466	95,545

Insurance 0.8%
Zurich Insurance Group AG	245	65,511

Pharmaceuticals 3.0%
Novartis AG	1,849	117,063
Roche Holding AG	691	140,774

		257,837

Total Switzerland		508,543
Taiwan 1.2%
Semiconductors & Semiconductor Equipment 1.2%
Radiant Opto-Electronics Corp.	4,120	17,086
Taiwan Semiconductor Manufacturing Co. Ltd.	24,079	80,590

Total Taiwan		97,676
United Kingdom 11.1%
Commercial Banks 2.8%
HSBC Holdings PLC	12,292	130,010

	Shares	Value ($)
Standard Chartered PLC	4,080	103,423

		233,433
Food and Staples Retailing 1.2%
Tesco PLC	19,116	105,010

Food Products 0.3%
Unilever PLC	678	25,735

Insurance 0.7%
RSA Insurance Group PLC	29,171	58,876

Media 0.5%
Reed Elsevier PLC	4,034	42,357

Metals and Mining 0.6%
Antofagasta PLC	2,206	49,019

Multi-Utilities 0.5%
National Grid PLC	3,539	40,537

Oil, Gas and Consumable Fuels 2.0%
BP PLC	23,967	166,062

Pharmaceuticals 1.2%
GlaxoSmithKline PLC	4,787	103,933

Tobacco 0.9%
British American Tobacco PLC	1,408	71,344

Wireless Telecommunication Services 0.4%
Vodafone Group PLC	14,928	37,542

Total United Kingdom		933,848
United States 45.6%
Aerospace and Defense 2.1%
Raytheon Co.	1,000	57,560
The Boeing Co.	1,100	82,896
United Technologies Corp.	400	32,804

		173,260
Air Freight and Logistics 1.2%
United Parcel Service, Inc. - Class B	1,400	103,222

Auto Components 0.3%
Johnson Controls, Inc.	900	27,630

Beverages 2.3%
Coca-Cola Co.	2,700	97,875

Schedule of Investments (Unaudited)- Global Equity Income Fund

as of December 31, 2012

Common Stocks (continued)

	Shares	Value ($)
United States (continued)
Dr. Pepper Snapple Group, Inc.	2,200	97,196

		195,071
Biotechnology 0.3%
Amgen, Inc.	300	25,896

Chemicals 1.0%
E. I. du Pont de Nemours & Co.	1,100	49,467
The Dow Chemical Co.	1,000	32,320

		81,787
Commercial Banks 1.5%
M&T Bank Corp.	700	68,929
Wells Fargo & Co.	1,800	61,524

		130,453
Commercial Services and Supplies 0.2%
Avery Dennison Corp.	400	13,968

Communications Equipment 0.5%
Cisco Systems, Inc.	2,100	41,265

Distributors 0.3%
Genuine Parts Co.	400	25,432

Diversified Financial Services 2.2%
JPMorgan Chase & Co.	3,500	153,895
NYSE Euronext	1,100	34,694

		188,589
Diversified Telecommunication Services 1.7%
AT&T, Inc.	1,300	43,823
CenturyLink, Inc.	1,300	50,856
Verizon Communications, Inc.	1,100	47,597

		142,276
Electric Utilities 2.0%
Duke Energy Corp.	766	48,871
Northeast Utilities	600	23,448
NV Energy, Inc.	2,200	39,908

	Shares	Value ($)
Southern Co.	1,300	55,653

		167,880
Electrical Equipment 0.6%
Emerson Electric Co.	900	47,664

Electronic Equipment, Instruments & Components 0.4%
Molex, Inc.	1,200	32,796

Food and Staples Retailing 0.9%
Sysco Corp.	2,400	75,984

Food Products 0.6%
HJ Heinz Co.	900	51,912

Health Care Equipment and Supplies 2.0%
Abbott Laboratories	1,400	91,700
Baxter International, Inc.	400	26,664
Medtronic, Inc.	1,300	53,326

		171,690
Hotels, Restaurants & Leisure 0.7%
Darden Restaurants, Inc.	1,000	45,070
McDonald’s Corp.	200	17,642

		62,712
Household Products 0.5%
Procter & Gamble Co.	600	40,734

Industrial Conglomerates 1.1%
General Electric Co.	4,400	92,356

Insurance 1.6%
Aflac, Inc.	1,700	90,304
Arthur J Gallagher & Co.	1,300	45,045

		135,349
IT Services 1.6%
Automatic Data Processing, Inc.	1,000	57,010
Paychex, Inc.	2,500	77,850

		134,860
Media 0.4%
The McGraw-Hill Cos., Inc.	700	38,269

Metals and Mining 2.1%
Nucor Corp.	3,000	129,540

Schedule of Investments (Unaudited)- Global Equity Income Fund

as of December 31, 2012

Common Stocks (continued)

	Shares	Value ($)
United States (continued)
Southern Copper Corp.	1,209	45,773

		175,313
Multi-Utilities 0.6%
Wisconsin Energy Corp.	1,300	47,905

Oil, Gas and Consumable Fuels 5.5%
Chevron Corp.	1,700	183,838
Exxon Mobil Corp.	2,200	190,410
Kinder Morgan Inc.	2,500	88,325

		462,573
Pharmaceuticals 4.4%
Johnson & Johnson	2,500	175,250
Merck & Co., Inc.	4,700	192,418

		367,668
Real Estate Investment Trusts (REITs) 0.3%
The Macerich Co.	400	23,320

Semiconductors and Semiconductor Equipment 2.1%
Intel Corp.	1,300	26,819
Linear Technology Corp.	1,300	44,590
Maxim Integrated Products, Inc.	800	23,520
Microchip Technology, Inc.	2,500	81,475

		176,404
Software 0.1%
Microsoft Corp.	200	5,346

Specialty Retail 0.5%
Home Depot, Inc.	700	43,295

Thrifts and Mortgage Finance 0.3%
People’s United Financial, Inc.	1,900	22,971

Tobacco 3.0%
Altria Group, Inc.	3,300	103,686
Lorillard, Inc.	300	35,001

	Shares	Value ($)
Philip Morris International, Inc.	1,400	117,096

		255,783
Water Utilities 0.7%
American Water Works Co., Inc.	1,700	63,121

Total United States		3,844,754

Total Common Stocks (Cost $6,750,041)		8,187,229
Short-Term Investment 1.6%
United States 1.6%
State Street Institutional Liquid Reserve, 0.18% (a)	135,964	135,964

Total Short-Term Investment (Cost $135,964)		135,964

Total Investments 98.8% (Cost $6,886,005)		8,323,193

Other Assets less Liabilities 1.2%		103,080

Net Assets 100.0%		8,426,273

(a)	Yield as of December 31, 2012.
*	Non-income producing security.

ADR — American Depositary Receipt.

Schedule of Investments (Unaudited)- Global Equity Income Fund

as of December 31, 2012

VALUATION INPUTS
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,291,533	$3,895,696	$—	$8,187,229
Short-Term Investment	—	135,964	—	135,964

Total Investments	$4,291,533	$4,031,660	$—	$8,323,193

As of December 31, 2012, $16,463 transferred from Level 1 to Level 2, based on the valuation input levels assigned to securities on September 30, 2012.

Schedule of Investments (Unaudited)- Global Emerging Markets Fund

as of December 31, 2012

Common Stocks 82.7%

	Shares	Value ($)
Brazil 5.3%
Commercial Banks 1.2%
Banco do Brasil S.A.	13,500	172,220

Household Durables 1.1%
PDG Realty S.A. Empreendimentos e Participacoes	88,600	146,473

Road and Rail 1.7%
Localiza Rent a Car S.A.	12,600	231,587

Specialty Retail 1.3%
Cia Hering	8,600	177,788

Total Brazil		728,068
Canada 1.9%
Oil, Gas and Consumable Fuels 1.9%
Pacific Rubiales Energy Corp.	11,000	255,565

Total Canada		255,565
Chile 1.5%
Commercial Banks 1.5%
Banco Santander Chile, ADR	6,996	199,316

Total Chile		199,316
China 11.8%
Commercial Banks 3.9%
Industrial & Commercial Bank of China Ltd. - H Shares	725,180	522,977

Computers and Peripherals 2.9%
Lenovo Group Ltd.	428,000	391,273

Insurance 1.6%
China Taiping Insurance Holdings Co. Ltd. *	109,600	223,043

Oil, Gas and Consumable Fuels 3.4%
CNOOC Ltd.	213,000	467,696

Total China		1,604,989

	Shares	Value ($)
Hong Kong 1.6%
Hotels, Restaurants & Leisure 1.6%
SJM Holdings Ltd.	91,000	214,146

Total Hong Kong		214,146
Indonesia 1.5%
Commercial Banks 1.5%
Bank Mandiri Persero Tbk PT	251,000	212,264

Total Indonesia		212,264
Korea, Republic of 16.4%
Auto Components 2.8%
Hyundai Mobis	1,401	379,989

Chemicals 1.6%
LG Chem Ltd.	682	212,032

Construction and Engineering 1.7%
Samsung Engineering Co. Ltd.	1,526	237,818

Insurance 2.1%
Korean Reinsurance Co.	26,716	286,633

Semiconductors & Semiconductor Equipment 8.2%
Samsung Electronics Co. Ltd., GDR, Reg — S Share 144A	1,585	1,117,425

Total Korea, Republic of		2,233,897
Malaysia 5.2%
Commercial Banks 2.1%
CIMB Group Holdings Bhd	112,400	280,754

Hotels, Restaurants & Leisure 1.4%
Genting Malaysia Bhd	169,100	197,083

Wireless Telecommunication Services 1.7%
Axiata Group Bhd	104,825	226,509

Total Malaysia		704,346
Mexico 9.9%
Chemicals 2.7%
Mexichem SAB de C.V.	65,935	366,291

Schedule of Investments (Unaudited)- Global Emerging Markets Fund

as of December 31, 2012

Common Stocks (continued)

	Shares	Value ($)
Mexico (continued)
Commercial Banks 2.3%
Grupo Financiero Banorte SAB de C.V.	48,100	310,600

Food and Staples Retailing 2.1%
Controladora Comercial Mexicana SAB de C.V.	83,000	290,615

Wireless Telecommunication Services 2.8%
America Movil SAB de C.V. - Series L	336,700	387,850

Total Mexico		1,355,356
Peru 4.6%
Commercial Banks 3.2%
Credicorp Ltd.	3,000	439,680

Metals and Mining 1.4%
Cia de Minas Buenaventura S.A., ADR	5,100	183,345

Total Peru		623,025
Russia 5.3%
Food and Staples Retailing 1.9%
Magnit OJSC, GDR, 144A	6,400	259,148

Metals and Mining 1.3%
Novolipetsk Steel OJSC, GDR, 144A	8,500	175,596

Oil, Gas and Consumable Fuels 2.1%
LUKOIL OAO, ADR	1,583	105,833
LUKOIL OAO, ADR	2,678	180,765

		286,598

Total Russia		721,342
South Africa 4.9%
Pharmaceuticals 2.8%
Aspen Pharmacare Holdings Ltd.	19,461	388,939

Wireless Telecommunication Services 2.1%
MTN Group Ltd.	13,328	280,135

Total South Africa		669,074

	Shares	Value ($)
Taiwan 7.4%
Commercial Banks 1.6%
Chinatrust Financial Holding Co. Ltd.	376,705	223,341

Computers and Peripherals 0.8%
Simplo Technology Co. Ltd.	20,500	103,546

Semiconductors & Semiconductor Equipment 5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	206,000	689,464

Total Taiwan		1,016,351
Thailand 3.8%
Commercial Banks 1.9%
Kasikornbank PCL	5,300	33,651
Kasikornbank PCL, NVDR	35,200	223,555

		257,206
Food and Staples Retailing 1.9%
CP ALL PCL	172,000	258,647

Total Thailand		515,853
Turkey 1.6%
Commercial Banks 1.6%
Turkiye Garanti Bankasi AS	41,316	214,944

Total Turkey		214,944

Total Common Stocks (Cost $8,289,344)		11,268,536
Preferred Stocks 10.4%
Brazil 10.4%
Commercial Banks 2.5%
Itau Unibanco Holding S.A.	20,500	338,616

Independent Power Producers & Energy Traders 1.4%
AES Tiete S.A.	16,100	186,113

Metals and Mining 3.1%
Vale S.A. - A Shares	20,632	419,771

Oil, Gas and Consumable Fuels 3.4%
Petroleo Brasileiro S.A.	48,500	469,189

Schedule of Investments (Unaudited)- Global Emerging Markets Fund

as of December 31, 2012

Preferred Stock (continued)

	Shares	Value ($)
Brazil (continued)
Total Brazil		1,413,689

Total Preferred Stocks (Cost $1,405,401)		1,413,689

Participatory Notes 5.7%
India 5.7%
Automobiles 1.7%
Maruti Suzuki India Ltd., Issued by JP Morgan Structured Products, maturity date 12/21/15, 144A	968	26,252
Maruti Suzuki India Ltd., Issued by Morgan Stanley Asia Products, maturity date 08/11/14, 144A	7,919	214,949

		241,201
Diversified Financial Services 2.0%
Infrastructure Development Finance Co. Ltd., Issued by JP Morgan Structured Products, maturity date 4/13/17, 144A	48,629	151,722
Infrastructure Development Finance Co. Ltd., Issued by Morgan Stanley Asia Products, maturity date 03/18/14, 144A	39,187	122,338

		274,060
Metals and Mining 2.0%
Tata Steel Ltd., Issued by JP Morgan Structured Products, maturity date 12/21/15, 144A	1,951	15,218

	Shares	Value ($)
Tata Steel Ltd., Issued by Morgan Stanley Asia Products, maturity date 12/06/17, 144A	32,591	254,584

		269,802

Total India		785,063

Total Participatory Notes (Cost $694,917)		785,063

Short-Term Investment 3.9%
United States 3.9%
State Street Institutional Liquid Reserve, 0.18% (a)	532,537	532,537

Total Short-Term Investment (Cost $532,537)		532,537

Total Investments 102.7% (Cost $10,922,199)		13,999,825

Liabilities less Other Assets (2.7%)		(369,619)

Net Assets 100.0%		13,630,206

(a)	Yield as of December 31, 2012.
*	Non-income producing security.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the value of these securities amounted to $2,337,232 or 17.1% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

NVDR — Non Voting Depositary Receipt.

Schedule of Investments (Unaudited)- Global Emerging Markets Fund

as of December 31, 2012

VALUATION INPUTS
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,731,452	$7,537,084	$—	$11,268,536
Preferred Stocks	—	1,413,689	—	1,413,689
Participatory Notes	—	785,063	—	785,063
Short-Term Investment	—	532,537	—	532,537

Total Investments	$3,731,452	$10,268,373	$—	$13,999,825

As of December 31, 2012, $2,141,757 transferred from Level 1 to Level 2, based on the valuation input levels assigned to securities on September 30, 2012. These securities are foreign shares and do not receive a domestic price from a pricing service and as a result, have a spot currency valuation adjustment.

Schedule of Investments (Unaudited)- International Equity Fund

as of December 31, 2012

Common Stocks 61.0%

	Shares	Value ($)
Argentina 6.2%
Commercial Banks 3.0%
Banco Macro S.A., ADR *	14,500	263,030

Diversified Telecommunication Services 2.1%
Telecom Argentina S.A., ADR	16,000	182,080

Real Estate Management and Development 1.1%
IRSA Inversiones y Representaciones S.A., ADR	14,000	97,580

Total Argentina		542,690
Australia 3.7%
Commercial Banks 0.9%
Westpac Banking Corp.	3,000	82,015

Metals and Mining 0.5%
Newcrest Mining Ltd.	1,750	40,857

Oil, Gas and Consumable Fuels 0.6%
Origin Energy Ltd.	4,500	55,070

Textiles, Apparel and Luxury Goods 1.7%
Billabong International Ltd.	166,000	144,552

Total Australia		322,494
Brazil 2.6%
Wireless Telecommunication Services 2.6%
Tim Participacoes S.A., ADR	11,300	223,966

Total Brazil		223,966
France 8.9%
Automobiles 1.3%
Renault S.A.	2,050	113,102

Commercial Banks 1.1%
Societe Generale S.A. *	2,600	97,797

Construction and Engineering 2.3%
Bouygues S.A.	6,900	203,457

Diversified Telecommunication Services 1.4%
France Telecom S.A.	11,000	123,185

	Shares	Value ($)
Electrical Equipment 1.2%
Alstom S.A.	2,600	106,540

Food Products 1.6%
Danone	2,100	138,746

Total France		782,827
Germany 4.3%
Automobiles 2.3%
Daimler AG	3,750	204,918

Industrial Conglomerates 1.2%
Siemens AG	950	103,255

Textiles, Apparel and Luxury Goods 0.8%
Adidas AG	800	71,295

Total Germany		379,468
Italy 2.0%
Diversified Telecommunication Services 0.5%
Telecom Italia SpA	49,000	44,292

Oil, Gas and Consumable Fuels 1.5%
ENI SpA	5,300	130,749

Total Italy		175,041
Luxembourg 0.4%
Metals and Mining 0.4%
ArcelorMittal	2,000	34,622

Total Luxembourg		34,622
Netherlands 2.7%
Diversified Financial Services 2.1%
ING Groep NV *	19,200	183,604

Diversified Telecommunication Services 0.6%
Koninklijke KPN NV	11,700	57,859

Total Netherlands		241,463
Norway 1.3%
Oil, Gas and Consumable Fuels 1.3%
Statoil ASA	4,700	117,942

Total Norway		117,942

Schedule of Investments (Unaudited)- International Equity Fund

as of December 31, 2012

Common Stocks (continued)

	Shares	Value ($)
Peru 0.5%
Commercial Banks 0.5%
Credicorp Ltd.	300	43,968

Total Peru		43,968
Sweden 2.1%
Communications Equipment 2.1%
Telefonaktiebolaget LM Ericsson - B Shares	18,700	188,090

Total Sweden		188,090
Switzerland 12.6%
Capital Markets 1.4%
UBS AG *	7,800	122,664

Food Products 3.3%
Nestle S.A.	4,500	293,284

Health Care Equipment and Supplies 1.4%
Nobel Biocare Holding AG *	14,700	125,116

Pharmaceuticals 4.8%
Novartis AG	3,800	240,584
Roche Holding AG	900	183,352

		423,936
Semiconductors & Semiconductor Equipment 1.7%
STMicroelectronics NV	20,300	148,007

Total Switzerland		1,113,007
United Kingdom 13.7%
Chemicals 0.4%
Alent PLC *	7,700	38,626

Commercial Banks 1.7%
Standard Chartered PLC	5,700	144,488

Food and Staples Retailing 1.4%
Tesco PLC	22,000	120,853

Insurance 1.5%
RSA Insurance Group PLC	67,000	135,227

Media 1.8%
Reed Elsevier PLC	15,400	161,698

	Shares	Value ($)
Metals and Mining 2.0%
Anglo American PLC	5,450	173,972

Oil, Gas and Consumable Fuels 3.2%
BP PLC	26,200	181,533
Royal Dutch Shell PLC - A Shares	2,800	98,937

		280,470
Tobacco 1.7%
British American Tobacco PLC	3,000	152,010

Total United Kingdom		1,207,344

Total Common Stocks (Cost $4,856,878)		5,372,922

Preferred Stocks 1.9%
Germany 1.9%
Health Care Equipment and Supplies 1.9%
Draegerwerk AG & Co. KGAA	1,700	171,803

Total Germany		171,803

Total Preferred Stocks (Cost $156,765)		171,803

Mutual Funds 25.3%
United States 25.3%
Asia Pacific ex Japan Fund- Institutional Shares (a)	50,062	766,952
The Japan Fund- Institutional Shares (a)	150,571	1,460,538

Total United States		2,227,490

Total Mutual Funds (Cost $1,825,861)		2,227,490

Short-Term Investment 1.2%
United States 1.2%
State Street Institutional Liquid Reserve, 0.18% (b)	110,802	110,802

Schedule of Investments (Unaudited)- International Equity Fund

as of December 31, 2012

Total Short-Term Investment (Cost $110,802)	110,802

Total Investments 89.4% (Cost $6,950,306)	7,883,017

Other Assets less Liabilities 10.6%	931,222

Net Assets 100.0%	8,814,239

*	Non income-producing security.
(a)	Affiliated issuer.
(b)	Yield as of December 31, 2012.

ADR — American Depositary Receipt.

Schedule of Investments (Unaudited)- International Equity Fund

as of December 31, 2012

VALUATION INPUTS
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$810,624	$4,562,298	$—	$5,372,922
Preferred Stocks	—	171,803	—	171,803
Mutual Funds	2,227,490	—	—	2,227,490
Short-Term Investment	—	110,802	—	110,802

Total Investments	$3,038,114	$4,844,903	$—	$7,883,017

There were no transfers between Level 1, 2, or 3 as of December 31, 2012, based upon the valuation input levels assigned to securities on September 30, 2012.

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2012(a)

Value ($)
Total Investments 0.0% (b) (Cost $0)	0

Other Assets less Liabilities 100.0%	30,000,000

Net Assets 100.0%	30,000,000

(a)	The Fund commenced operations on December 27, 2012.
(b)	The Fund held cash through December 31, 2012.

Notes to Schedule of Investments (Unaudited)

A. Organization

Nomura Partners Funds, Inc. (originally incorporated as The Japan Fund, Inc.) (the “Corporation”) was incorporated under the laws of the State of Maryland in 1961. Effective December 1, 2008, the Corporation changed its name from The Japan Fund, Inc. to Nomura Partners Funds, Inc. The Corporation is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation currently consists of the following eight series: The Japan Fund, Asia Pacific ex Japan Fund, India Fund, Greater China Fund, Global Equity Income Fund, Global Emerging Markets Fund, International Equity Fund, and High Yield Fund (individually a “Fund” and collectively, the “Funds”). Each Fund is classified as a diversified series of the Corporation under the 1940 Act, except for India Fund, which is non-diversified. Effective December 27, 2012, the High Yield Fund commenced operations.

B. Summary of Significant Accounting Policies

The Funds’ schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions at the date of the financial statements that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates. Management has evaluated the impact of all events or transactions occurring after period end through the date these schedule of investments were issued, and has determined that, except as set forth in Note F, there were no subsequent events requiring recognition or disclosure. The following summarizes the significant accounting policies:

Security Valuation. Securities listed or otherwise traded on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter (“OTC”), are valued at their most recent sale price as of the close of regular trading on the primary exchange or market (foreign or domestic) on which they are traded, or if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued in accordance with fair value methods (the “Fair Value Procedures”) approved by the Board of Directors (the “Board”). In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the security’s primary exchange or market.

Debt securities are priced based upon valuations provided by independent, third party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the Funds’ primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until an independent source can be secured. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

Participatory notes are valued based on the current day’s price of the underlying securities if a quoted price is not available.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of U.S. Dollars is calculated by converting the Local Currency into U.S. Dollars at the prevailing currency exchange rate on the valuation date.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, including, but not limited to, when (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s primary pricing source is not able or willing to provide a price; (vi) trading of the security is subject to local government-imposed restrictions; and (vii) a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Funds calculate NAVs, that security will be valued by another method that the Board believes accurately reflects fair value in accordance with the Funds’ Fair Value Procedures.

These events may create arbitrage opportunities that may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of overseas markets but prior to the close of U.S. market. The Fair Value Procedures, therefore, include a procedure whereby foreign securities’ prices may be “fair valued” by an independent pricing service, in accordance with a valuation policy approved by the Board to take those factors into account. At December 31, 2012, foreign securities representing the following percentages of net assets of the Funds were valued using fair value prices based on those adjustments and are classified as using Level 2 inputs within the valuation inputs disclosure on each Fund’s Schedule of Investments:

Funds
The Japan Fund	99.5%
Asia Pacific ex Japan Fund	81.1%
India Fund	98.0%
Greater China Fund	98.5%
Global Equity Income Fund	46.2%
Global Emerging Markets Fund	65.7%
International Equity Fund	53.7%
High Yield Fund*	0.0%

*	High Yield Fund commenced operations on December 27, 2012 and held cash through December 31, 2012.

Pursuant to the Fair Value Procedures for the Funds, the Board has delegated day-to-day responsibility for fair value determinations to the Corporation’s Pricing and Fair Valuation Committee. Fair value determinations are subject to review, approval or ratification by the Board.

At December 31, 2012, the total value of securities held that were fair valued using methods determined in good faith by the Corporation’s Pricing and Fair Valuation Committee represented approximately 3.19% of the net assets for the Global Emerging Markets Fund. This security is classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments. At December 31, 2012, no other Funds had fair value determinations other than noted above.

There can be no assurance that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the Fair Value Procedures will prevent dilution of a Fund’s NAV by short-term traders.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. These inputs are summarized into the three broad levels listed below. Each Fund’s hierarchy can be found on the Fund’s Schedule of Investments.

Level 1 – quoted unadjusted prices for identical instruments in active markets to which a Fund has access at the date of measurement.

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect a Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between Levels based on valuations at the end of the reporting period. Each Fund may hold securities which are periodically fair valued in accordance with the Funds’ Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no additional transfers between Level 1, 2, or 3 as of December 31, 2012, based on the valuation input Levels on September 30, 2012 for the Funds, other than what was disclosed following each Fund’s Schedule of Investments.

Real Estate Investment Trust. Each Fund is permitted to invest in real estate investment trusts (“REIT”s). If a Fund invests in a REIT, such Fund will be subject to the risks associated with owning real estate and with the real estate industry generally. These risks include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in real estate markets, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Restricted Securities. Each Fund is permitted to invest in restricted securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to the Funds. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Participatory Notes. Each Fund may invest in participatory notes. Participatory notes, which may be issued in various structures and may be designated by different terms, including, but not limited to, P-Notes and warrants, are instruments that derive their value from an underlying or referenced financial instrument, such as an equity share. Generally, non-U.S.-based brokerages buy locally-based securities and then issue participatory notes to investors. Participatory notes are subject to both investment risk relating to the underlying or referenced financial instrument and credit risk based on the uncertainty of the counterparty’s (i.e., the non-U.S.-based broker’s) ability to meet its obligations.

Foreign Currency. The books and records of the Funds are maintained in U.S. Dollars. The valuation of investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. Dollars at the prevailing exchange rates each business day. Purchases and sales of investment securities, income and expenses are translated into U.S. Dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. Dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates are not separately disclosed but are included with net realized and unrealized gains and losses on investment securities.

Security Transactions. Security Transactions are accounted for on the trade date.

C. Affiliated Holdings

Affiliated holdings are mutual funds which are managed by Nomura Asset Management U.S.A., Inc. (“NAM USA”), or an affiliate of NAM USA or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, NAM USA was paid an investment advisory fee by the affiliated Funds listed beneath its name below. Investments in affiliated companies during the period ended December 31, 2012 were as follows:

Affiliated Fund Name	Balance of Shares Held at 09/30/2012	Gross Additions	Gross Reductions	Balance of Shares Held at 12/31/2012	Value at 12/31/2012	Dividend Income	Realized Capital Gain/ Loss
International Equity Fund:
Asia Pacific ex Japan Fund – Institutional Shares	50,062	$—	$—	50,062	$766,952	$6,899	$—
The Japan Fund – Institutional Shares	150,571	—	—	150,571	1,460,538	18,851	—

Total	200,633	$—	$—	200,633	$2,227,490	$25,750	$—

D. Tax Basis of Investments

Cost of investments for Federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation (depreciation) on investments at December 31, 2012 consists of:

Funds	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*	Cost
The Japan Fund	$28,402,163	$(3,211,018)	$25,191,145	$120,742,641
Asia Pacific ex Japan Fund	2,495,753	(132,085)	2,363,668	6,649,999
India Fund	1,854,504	(251,172)	1,603,332	8,768,896
Greater China Fund	1,847,544	(98,462)	1,749,082	8,663,709
Global Equity Income Fund	1,515,308	(78,120)	1,437,188	6,886,005
Global Emerging Markets Fund	3,276,829	(199,203)	3,077,626	10,922,199
International Equity Fund	1,133,448	(200,737)	932,711	6,950,306
High Yield Fund**	0	0	0	0

*	Does not include unrealized appreciation/depreciation on currency.
**	High Yield Fund commenced operations on December 27, 2012 and held cash through December 31, 2012.

E. Principal Risks of Investing in the Funds

Investment Risks. The Funds’ investments in foreign companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (i) social, economic and political stability; (ii) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of foreign companies trade; (iii) currency exchange fluctuations, currency blockage and higher levels of inflation; (iv) controls on foreign investment and limitations on repatriation of invested capital and on the Funds’ ability to exchange local currencies for U.S. Dollars; (v) governmental involvement in and control over the economy; (vi) risk of nationalization or expropriation of assets; (vii) the nature of the smaller, less seasoned and newly organized foreign companies; and (viii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Concentration of Market Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are denominated in foreign currencies. As a result, changes in the value of the foreign currencies compared to the U.S. Dollar may affect (positively or negatively) the value of the Funds’ investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country.

Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Fund of Funds Risk. An investment in a Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. A Fund’s performance will reflect the investment performance of the underlying funds it holds. Each underlying fund pays its own management fees and also pays other operating expenses. An investor in the Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expense of the underlying funds that the Fund holds, although the management fee payable to NAM USA will be calculated by excluding investments in affiliated holdings to avoid a layering of management fees. In addition, one underlying fund may purchase the same securities that another underlying fund sells. If the Fund invests in both underlying funds, it would indirectly bear the costs of these trades.

Please refer to the prospectus for a complete description of risks associated with the Funds.

Item 2.	Controls and Procedures

(a) The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibit

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nomura Partners Funds, Inc.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
President and Principal Executive Officer

Date: February27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
President and Principal Executive Officer

Date: February 27, 2013

By (Signature and Title)*	/s/ Cynthia L. Morse-Griffin
Cynthia L. Morse-Griffin
Treasurer and
Principal Financial Officer

Date: February 27, 2013

*	Print the name and title of each signing officer under his or her signature.